ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Advertising revenues	$ 66,000	$ 44,000	$ 179,000	$ 138,000	$ 249,000	$ 94,000
Accounts receivables	$ 157,000		$ 157,000		$ 128,000	$ 55,000